Fair Value Measurements Interest Rage Swap Derivatives (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Derivative [Line Items]
Derivative, Notional Amount	$ 1,000
Interest Rate Swap at 2.153% [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 250
Derivative, Fixed Interest Rate	2.1529%
Derivative, Maturity Date	Dec. 31, 2020
Interest Rate Swap at 2.172% [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 250
Derivative, Fixed Interest Rate	2.172%
Derivative, Maturity Date	Dec. 31, 2020
Interest Rate Swap at 2.196% [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 250
Derivative, Fixed Interest Rate	2.1957%
Derivative, Maturity Date	Dec. 31, 2021
Interest Rate Swap at 2.274% [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 250
Derivative, Fixed Interest Rate	2.274%
Derivative, Maturity Date	Dec. 31, 2022